- PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2015
- PLANT AND EQUIPMENT [Abstract]
- PLANT AND EQUIPMENT

NOTE 4 - PLANT AND EQUIPMENT

Plant and equipment at June 30, 2015 and December 31, 2014, consisted of the following:

PLANT AND EQUIPMENT	June 30, 2015	December 31, 2014
Building	$720,355	$720,355
Accumulated Depreciation	(718,519)	(701,596)
Equipment	898,038	917,038
Accumulated Depreciation	(828,086)	(807,459)
	$71,789	$128,338

Depreciation expense was $22,080 and $26,647, for the three months ended June 30, 2015 and June 30, 2014, respectively.

Depreciation expense was $47,366 and $53,263 for the six months ended June 30, 2015 and June 30, 2014, respectively.